Business combinations	12 Months Ended
Dec. 31, 2020
Business combinations
Business combinations

12.         Business combinations

12.1 Additional interest in Invercolsa

On November 29, 2019, Ecopetrol acquired an additional interest of 8.53% in Invercolsa (See Note 2.2 Basis of consolidation) obtaining control of Invercolsa and resulting in a total ownership interest of 51.88%.

In 2020 Ecopetrol finalized the fair value of separately identified assets and liabilities acquired, that resulted in an adjustment of  COP$434,357 from Property, Plant and Equipment and Natural Resources to Goodwill (Note 19).

12.2 Guajira association contract

On November 22, 2019, Hocol S.A. – a 100% subsidiary of Ecopetrol Corporate Group – signed a Purchase Agreement and Sale of Assets with “Chevron” in order to acquire the entire stake owned by the latter in the Guajira Association (43% of the association contract) and its position as operator. The remaining 57% stake in this association belongs to Ecopetrol S.A. The transaction was subject to the approval of the Superintendence of Industry and Commerce (SIC), which was made official on April 2, 2020, through resolution 12785/2020. As established in the agreement, the start of the operation by Hocol would be the first business day of the month following the date of this approval, i.e. May 1, 2020. Therefore, this is the acquisition date for accounting recognition purposes.

The transaction price was determined based on a fixed reference value as of January 1, 2019 plus or minus price adjustments that relied directly on variables associated with the Guajira asset between January 1, 2019 and May 1, 2020. The clauses of the purchase agreement indicate that there is a 180-day term to finish adjusting the differences arising from the movement on the assets acquired and the liabilities assumed. During the review and approval process to determine the final price, Chevron and Hocol signed an agreement to extend the deadline for the closing of the transaction, which is expected to end during the first half of 2021. These deadlines are in regulatory compliance.

Ecopetrol and Hocol measured the assets acquired and the liabilities assumed in proportion to their participation in accordance with the provisions of IFRS 11 - Joint agreements and IFRS 3 - Business combinations.

For Ecopetrol, this transaction is configured as an acquisition in stages. Fair value was determined using the income approach applying the discounted cash flow methodology. The fair values of property, plant and equipment, natural and environmental resources and deferred tax have been determined based on the information available and following the guidelines of IFRS 3. Therefore, they may have adjustments associated with working capital, in compliance with the clauses of the purchase agreement and the guidelines defined in IFRS 3.

The table below summarizes the amounts recognized for the assets acquired and the liabilities assumed at the acquisition date:

	Ecopetrol	Hocol	Total
Assets
Accounts receivable	—	19,545	19,545
Property, plant and equipment	829,121	361,426	1,190,547
Natural resources	615,642	214,852	830,494
Right-of-use asset	—	206	206
Other assets (1)	113,107	145,660	258,767
	1,557,870	741,689	2,299,559
Liabilities
Accounts payable	(585)	(20,342)	(20,927)
Deferred tax	(383,346)	(38,611)	(421,957)
Provisions	(37,798)	(34,234)	(72,032)
Other liabilities (2)	(34,455)	(102,487)	(136,942)
	(456,184)	(195,674)	(651,858)
Fair value of net assets	1,101,686	546,015	1,647,701

(1)The other assets mainly include the abandonment fund.

(2)The other liabilities mainly include the abandonment and pension obligations and customer advances.

The effect on operating results as of December 31, 2020 is summarized below:

	Ecopetrol	Hocol	Total
Fair value of the net assets	1,101,686	546,015	1,647,701
Book value of net assets	(200,660)	—	(200,660)
Consideration paid	—	(454,630)	(454,630)
Foreign currency translation	—	(5,359)	(5,359)
(=) Net profit from the acquisition	901,026	86,026	987,052

Recognized in:
Property, plant and equipment (Note 14)	720,670	361,426	1,082,096
Natural and environmental resources (Note 15)	563,546	214,852	778,398
Intangibles (Note 17)	156	—	156
Accounts receivable	—	19,545	19,545
Right-of-use asset	—	206	206
Other assets	—	145,660	145,660
Accounts payable	—	(20,342)	(20,342)
Deferred tax	—	(38,611)	(38,611)
Provisions	—	(34,234)	(34,234)
Other liabilities	—	(102,487)	(102,487)
Consideration paid	—	(454,630)	(454,630)
Foreign currency translation	—	(5,359)	(5,359)
Subtotal	1,284,372	86,026	1,370,398

Profit on acquisition before deferred tax (Note 28)	1,284,372	86,026	1,370,398
(-) Deferred tax expense (Note 10)	(383,346)	—	(383,346)
Net profit from the acquisition after deferred tax	901,026	86,026	987,052

Costs related to the acquisition of $19,898 million were excluded from the pre-existing participation and were recognized as operating expenses in the period.

Effects on the Ecopetrol Group's results

Ecopetrol Group's income includes COP$238,955 related to the acquisition of the Guajira association, while the profit for the year increased by COP$161,423.

If this business combination took place on January 1, 2020, the Group's income would have an amount of COP$50,308,407, while the profit for the year would be COP$2,766,398. Management considers that these figures represent an approximate measure of the performance on an annualized basis and provide a benchmark for comparison for future periods.

In determining the Group's anticipated income and profits, if the Guajira association had been acquired at the beginning of the current reporting period, management would have calculated the depreciation of property, plant and equipment and natural resources acquired on the basis of its fair value in the initial recognition for the business combination instead of the carrying amounts recognized in the financial statements prior to the acquisition.